Term Deposits:	3 Months Ended
Mar. 31, 2024
Term Deposits
Term Deposits:

Note 4. Term Deposits:

 Term deposits

	March 31,	December 31,
	2024	2023
U.S. Treasury Bills	$23,368,358	$25,407,439
Certificates of deposit	4,090,195	3,953,776
	$27,458,553	$29,361,215

The Company has term deposits which are classified as held to maturity, carried at amortized cost and have original maturities of greater than 3 months and less than 12 months. Term deposits consist of U.S. treasury bills purchased at a discount and amortized to face value over their respective terms and certificates of deposit. During the three months ended March 31, 2024 and 2023, the Company recorded non-cash interest income of $411,206 and $384,378, respectively, related to the amortization of discount on term deposits.